UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2023 to April 30, 2023

Commission File Number of issuing entity: 333-253034-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-253034

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2021-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2022-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2022-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on April 1, 2023 and ending on April 30, 2023 is set forth in the monthly investor reports relating to the May 22, 2023 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on April 1, 2023 and ending on April 30, 2023. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 1, 2023 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

PART II — OTHER INFORMATION

Item 3.	Sales of Securities and Use of Proceeds

Verizon ABS II LLC and Verizon Master Trust (the “Trust”) have filed with the Securities and Exchange Commission (the “Commission”) a registration statement (file numbers 333-253034 and 333-253034-01, respectively), which was declared effective on April 15, 2021.

On April 25, 2023, the Trust issued its Series 2023-3 Assert Backed Notes (the “2023-3 Notes”) in an aggregate amount of $300,000,000. The 2023-3 Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) or under the securities or blue sky laws of any state. Accordingly, the 2023-3 Notes were offered by the initial purchasers, each of whom has represented that it is a “qualified institutional buyer” as such term is defined in Rule 501 under the Securities Act, only to persons who it reasonable believes to be (I) “qualified institutional buyers,” or “QIBs,” within the meaning of Rule 144A in the United States and (II) non-“U.S. Persons” outside the United States in accordance with Regulation S.

The net proceeds from the sale of the 2023-3 Notes may be used by the Trust to acquire additional device payment plan agreements, to make the initial deposit in the Reserve Account, to redeem other Credit Extensions, to make payments of principal on any other Credit Extensions (to the extent permitted thereby) and for other general corporate purposes.

On each Payment Date, each Group 1 Series, including Series 2023-3, will be entitled to a portion of the Group Available Funds for Group 1 for such Payment Date based on the Series Allocation Percentage for such Group 1 Series.

Capitalized terms used in this Item 3 have the meaning assigned to them in the Indenture, dated as of April 25, 2023 (the “2023-3 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on April 28, 2023) or in the Master Collateral Agreement, as applicable.

The disclosures required by Item 1113(e) of Regulation AB are set forth in (i) the 2023-3 Indenture and (ii) the Master Collateral Agency and Intercreditor Agreement, dated as of May 25, 2021, among the Trust, U.S. Bank Trust Company, National Association (as successor to U.S. Bank National Association), as master collateral agent, Cellco Partnership d/b/a Verizon Wireless (“Cellco”), as servicer, and the creditor representatives from time to time party thereto (which was included as Exhibit 4.1 to the Trust’s Form 8-K, as filed with the Commission on May 25, 2021), as amended by (x) Omnibus Amendment No. 1 to the Master Collateral Agency and Intercreditor Agreement, the Transfer and Servicing Agreement, the Originator Receivables Transfer Agreement and the Additional Transferor Receivables Transfer Agreement, dated as of November 4, 2021, among the Trust, Verizon DPPA Master Trust, Cellco, as servicer, marketing agent, custodian and administrator, Verizon ABS II LLC, U.S. Bank Trust Company, National Association (as successor to U.S. Bank National Association), as master collateral agent, and the originators party thereto from time to time (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on November 4, 2021) and (y) Omnibus Amendment No. 2 to the Master Collateral Agency and Intercreditor Agreement and the Amended and Restated Trust Agreement, dated as of August 11, 2022, among the Trust, U.S. Bank National Association, as master collateral agent, Wilmington Trust, National Association, as owner trustee, Verizon DPPA True-up Trust, Verizon ABS II LLC, as depositor and Cellco, as servicer, and acknowledged and agreed to by U.S. Bank Trust Company, National Association (which was included as Exhibit 99.2 to the Trust’s Form 8-K, as filed with the Commission on August 11, 2022) (the “Master Collateral Agreement”).

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust).
Exhibit 99.2	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2021-1).
Exhibit 99.3	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2021-2).
Exhibit 99.4	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-1).
Exhibit 99.5	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-2).
Exhibit 99.6	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-3).
Exhibit 99.7	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-4).
Exhibit 99.8	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-5).
Exhibit 99.9	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-6).
Exhibit 99.10	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2022-7).
Exhibit 99.11	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2023-1).
Exhibit 99.12	Monthly investor report relating to the May 22, 2023 distribution (Verizon Master Trust Series 2023-2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 1, 2023

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer